Operating lease assets and lease liabilities - Undiscounted cash payments (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Undiscounted cash payment
2024	$ 297
2025	166
2026	70
Total undiscounted payments	533
Less: effect of discounting	(28)
Discounted lease liabilities	$ 505